Provisions - Schedule of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 1,083
Increases	228
Decreases	(337)
Currency translation adjustments	7
Other provisions at end of period	980
Non-current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	323
Increases	38
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	361
Lump-sum retirement benefits
Other Provisions [Roll Forward]
Other provisions at beginning of period	323
Increases	38
Decreases	0
Currency translation adjustments	0
Other provisions at end of period	361
Current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	760
Increases	190
Decreases	(337)
Currency translation adjustments	7
Other provisions at end of period	619
Provisions for disputes
Other Provisions [Roll Forward]
Other provisions at beginning of period	506
Increases	101
Decreases	(324)
Currency translation adjustments	7
Other provisions at end of period	291
Provisions for charges
Other Provisions [Roll Forward]
Other provisions at beginning of period	253
Increases	88
Decreases	(14)
Currency translation adjustments	0
Other provisions at end of period	€ 328